Johnson Mutual Funds Trust

3777 West Fork Road

Cincinnati, OH 45247

May 18, 2018

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	Johnson Mutual Funds Trust (“Registrant”)
File Nos. 033-52970 and 811-07254

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated May 9, 2018 to the Summary Prospectus and Prospectus for certain series of the Registrant (Accession Number 0001144204-18-026600). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at ###-##-####.

Sincerely,

/s/ Marc Figgins

Marc Figgins

Treasurer